Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 1,441	$ 545
Restricted cash, current portion	535	255
Inventories	501	807
Trade accounts receivable, net	1,243	2,585
Vessel held-for-sale	13,190
Prepayments and other assets	325	115
Total current assets	17,235	4,307
FIXED ASSETS, NET:
Vessels, net	87,507	107,992
Total fixed assets, net	87,507	107,992
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	3,200	3,404
Financial derivative instrument	1	28
Deferred charges, net	779	740
Prepayments and other assets	47	146
Total other non-current assets	4,027	4,318
Total assets	108,769	116,617
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	8,984	4,333
Trade accounts payable	4,538	4,746
Due to related parties	6,849	3,402
Hire collected in advance	1,415	422
Accrued and other liabilities	750	642
Total current liabilities	22,536	13,545
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs, non-current	49,233	58,129
Promissory note	5,000	5,000
Total non-current liabilities	54,233	63,129
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 21,060,190 and 21,370,280 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	21	21
Additional paid-in capital	75,154	74,767
Accumulated deficit	(43,175)	(34,845)
Total stockholders' equity	32,000	39,943
Total liabilities and stockholders' equity	$ 108,769	$ 116,617